SHAREHOLDERS' EQUITY - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - € / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-vested options granted (in shares)	686,000	571,000	1,392,428
Share-based Payment Arrangement, Option [Member]
Outstanding - number (in shares)	2,613,886	2,408,508	1,186,900
Outstanding - Weighted average exercise price (in EUR per share)	€ 5.66	€ 4.38	€ 2.81
Non-vested options granted (in shares)	686,000	571,000	1,392,428
Granted - Weighted average exercise price (in EUR per share)	€ 8.53	€ 9.07	€ 5.56
Exercised - number (in shares)	(55,973)	(320,622)	(150,820)
Exercised - Weighted average exercise price (in EUR per share)	€ 4.66	€ 2.14	€ 2.93
Forfeited - number (in shares)	(45,000)	(45,000)	(20,000)
Forfeited - Weighted average exercise price (in EUR per share)	€ 7.99	€ 5.34	€ 4.01
Outstanding - number (in shares)	3,198,913	2,613,886	2,408,508
Outstanding - Weighted average exercise price (in EUR per share)	€ 6.26	€ 5.66	€ 4.38
Exercisable - number (in shares)	1,997,666	1,362,205	1,149,401
Exercisable - Weighted average exercise price (in EUR per share)	€ 5.23	€ 4.35	€ 3.25
Share purchase options available for grant - number (in shares)	25,000	20,000	5,000
Number of options to subscribe to new shares available for future grant	643,000